CASH FLOW INFORMATION (Details) - Schedule of cash and cash equivalents and restricted cash - USD ($)	Jul. 31, 2023	Jul. 31, 2022
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents	$ 1,215,921	$ 1,020,585
Restricted cash, tenant security deposits	898,791	950,430
Restricted cash, escrow	71,763	71,742
Restricted cash, other	31,260	27,140
Cash flow information	$ 2,217,735	$ 2,069,897